Shareholders' Equity and Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Unvested Restricted Stock Units Roll Forward
RSU activities for the year ended December 31, 2023 for RSUs granted under JS RSU Plan to the Company’s employees were as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per share
Unvested as of December 31, 2022	10,254,734	0.97
Vested	(9,177,987)	0.97
Cancelled/Forfeited	(1,076,747)	0.97
Unvested as of December 31, 2023	—	$—
RSU activities for the year ended December 31, 2023 for RSUs granted under the 2023 Plan to the Company’s employees were as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per share
Unvested as of December 31, 2022	—	$—
Granted	4,059,337	28.40
Vested	(194,576)	29.94
Forfeited	(6,775)	30.05
Unvested as of December 31, 2023	3,857,986	$28.32

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The share-based compensation by line item in the accompanying consolidated statements of income is summarized as follows:

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
Research and development	$7,696	$1,741	$2,918
Sales and marketing	4,934	459	1,755
General and administrative	34,336	3,309	9,251
Total share-based compensation	$46,966	$5,509	$13,924

Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award	The weighted-average grant date fair value of the RSUs with a market condition granted in the year ended December 31, 2023 was $23.14, using the following assumptions:

Stock price at valuation date	$—
Expected volatility	44.99 % to 47.62%
Risk-free interest rate	4.30 % to 5.07%
Expected dividends	0%
Expected term (in years)	1.48 to 4.01